Intangible Asset, Net (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014 Units	Dec. 31, 2013
Patent, amortization period	15 years
Amortization expense	$ 31,909	$ 30,609
Patents, Units	20
Patents expiration date	patents will expire during the years of 2023 to 2028.
United States [Member]
Patents, Units	13
Patent application pending	1
China, India, Japan And Hong Kong [Member]
Patents, Units	7
Europe, Canada, and Brazil [Member]
Patent application pending	5